Assets Subject To Lien And Assets Acquired Through Foreclosures Details of securities lent (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loaned securities
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Assets that entity continues to recognise	₩ 170,256	₩ 498,038
Nature of financial assets transferred during period which do not qualify for derecognition	When the Group loans its securities to outside parties, the legal ownerships of the securities are transferred, however, they should be returned at the end of lending period therefore the Group does not derecognize them from the consolidated financial statements as it owns majority of risks and benefits from the securities continuously regardless of the transfer of legal ownership.	When the Group loans its securities to outside parties, the legal ownerships of the securities are transferred, however, they should be returned at the end of lending period therefore the Group does not derecognize them from the consolidated financial statements as it owns majority of risks and benefits from the securities continuously regardless of the transfer of legal ownership.
Korean Equity securities | Samsung Securities Co Ltd and others
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Assets that entity continues to recognise		₩ 4,459
Korean treasury and government agencies bonds and others | Korea Securities Depository and others
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Assets that entity continues to recognise	₩ 170,256	₩ 493,579